FINANCIAL INSTRUMENTS (Detail Textuals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets	$ 13,870	$ 9,036	$ 22,376
Market risk | Japan, Yen
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8,118
Market risk | Australia, Dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,099
Market risk | United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,653
Market risk | Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,866
Market risk | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,287
Market risk | Singapore, Dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	899
Market risk | Mexico, Pesos
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	513
Market risk | Israel, New Shekels
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	247
Market risk | Other currencies
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	976
Leases, trade, and other payables
Disclosure of detailed information about financial instruments [line items]
Contractual obligation of financial liability	193,213	161,875
Leases, trade, and other payables | Less than one year (0-1)
Disclosure of detailed information about financial instruments [line items]
Contractual obligation of financial liability	$ 185,337	$ 147,243
Buyer 1
Disclosure of detailed information about financial instruments [line items]
Buyer's percentage out of the total trade receivables	17.10%	17.50%
Buyer 2
Disclosure of detailed information about financial instruments [line items]
Buyer's percentage out of the total trade receivables	16.90%